Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill

The table below summarizes the changes in the carrying amount of goodwill:

(in millions)
Balance at December 31, 2015	890.3
HOW adjustment	0.1
2016 acquisitions	39.9
Balance at December 31, 2016	$930.3
2017 acquisitions	63.4
Balance at December 31, 2017	$993.7

Summary of Other Intangible Assets

Other intangible assets consisted of the following:

(in millions)	December 31, 2016	Additions	Disposals	Transfers	December 31, 2017
Indefinite-lived intangible assets
Trade names	$278.8	$19.7	$-	$-	$298.5
Amortizable intangibles
Customer-related intangibles	382.8	26.0	-	-	408.8
Computer software	8.0	-	-	0.4	8.4
	669.6	45.7	-	0.4	715.7
Accumulated amortization
Customer-related intangibles	(124.4)	(41.3)	-	-	(165.7)
Computer software	(4.4)	(1.0)	-	-	(5.4)
	(128.8)	(42.3)	-	-	(171.1)
Capitalized software in progress	0.4	0.4	-	(0.4)	0.4
Total other intangibles, net	$541.2	$3.8	$-	$-	$545.0
(in millions)	December 31, 2015	Additions	Disposals	Transfers	December 31, 2016
Indefinite-lived intangible assets
Trade names	$270.4	$8.4	$-	$-	$278.8
Amortizable intangibles
Customer-related intangibles	371.0	11.8	-	-	382.8
Computer software	7.3	-	-	0.7	8.0
	648.7	20.2	-	0.7	669.6
Accumulated amortization
Customer-related intangibles	(86.0)	(38.4)	-	-	(124.4)
Computer software	(3.4)	(1.0)	-	-	(4.4)
	(89.4)	(39.4)	-	-	(128.8)
Capitalized software in progress	0.1	1.0	-	(0.7)	0.4
Total other intangibles, net	$559.4	$(18.2)	$-	-	$541.2

Summary of Estimated Future Amortization Expense

Future amortization expense is estimated to be as follows for each of the five following years and thereafter ending December 31:

(in millions)
2018	$44.3
2019	44.3
2020	44.2
2021	43.7
2022	41.7
Thereafter	28.3
$246.5